Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Property, Plant and Equipment [Abstract]
Equipment	$ 55,303	$ 71,436
Leasehold improvements	66,860	72,235
Property and equipment, gross	122,163	143,671
Less: Accumulated depreciation and amortization	(93,934)	(106,452)
Property and equipment, net	$ 28,229	$ 37,219